Pension plan obligations	12 Months Ended
Dec. 31, 2021
Pension Plan Obligations
Pension plan obligations

22	Pension plan obligations

The Company has Post-Employment Benefit Plans in the following modalities: Defined Benefit (BD) – G1 (i) and G0 (ii); Defined Contribution (CD) – Sabesprev Mais (iii) and VIVEST (iv). The reconciliation of costs and expenses with such plans is shown in item (v).

Statements of defined benefit plans

Summary of pension obligations – Liabilities

	December 31, 2021			December 31, 2020
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Present value of the defined benefit obligations	(2,764,027)	(2,192,062)	(4,956,089)	(3,112,980)	(2,549,541)	(5,662,521)
Fair value of the plan’s assets	2,634,427	—	2,634,427	2,793,927	—	2,793,927

Total pension plan liabilities (deficit)	(129,600)	(2,192,062)	(2,321,662)	(319,053)	(2,549,541)	(2,868,594)

Changes in Liabilities

	December 31, 2021			December 31, 2020
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Plan’s liabilities
Defined benefit obligation, beginning of the year	(3,112,980)	(2,549,541)	(5,662,521)	(3,067,094)	(3,046,255)	(6,113,349)
Current service cost	(32,777)	—	(32,777)	(40,404)	—	(40,404)
Interest costs	(205,707)	(158,244)	(363,951)	(208,485)	(206,262)	(414,747)
Actuarial (gains)/losses recorded as other comprehensive income	414,823	330,337	745,160	64,637	521,331	585,968
Benefits paid	172,614	185,386	358,000	138,366	181,645	320,011
Defined benefit obligation, end of the year	(2,764,027)	(2,192,062)	(4,956,089)	(3,112,980)	(2,549,541)	(5,662,521)

Plan’s assets
Fair value of the plan’s assets, beginning of the year	2,793,927	—	2,793,927	2,752,417	—	2,752,417
Expected return of the plan’s assets	184,687	—	184,687	187,317	—	187,317
Company’s contributions	35,368	—	35,368	36,010	—	36,010
Participant’s contributions	30,551	—	30,551	36,608	—	36,608
Benefits paid	(172,614)	—	(172,614)	(138,366)	—	(138,366)
Actuarial gains/(losses) recorded as other comprehensive income	(237,492)	—	(237,492)	(80,059)	—	(80,059)
Fair value of the plan’s assets, end of the year	2,634,427	—	2,634,427	2,793,927	—	2,793,927

Total pension plan liabilities (deficit)	(129,600)	(2,192,062)	(2,321,662)	(319,053)	(2,549,541)	(2,868,594)

Changes in equity - Other comprehensive income

Pursuant to IAS19, the Company recognized gains/(losses), from changes in actuarial assumptions under equity, such as equity valuation adjustments, as shown below:

	December 31, 2021			December 31, 2020			December 31, 2019
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total

Actuarial gains/(losses) on obligations	414,823	330,337	745,160	64,637	521,331	585,968	(392,876)	(397,597)	(790,473)
Actuarial gains/(losses) recorded as other comprehensive income	(237,492)	—	(237,492)	(80,059)	—	(80,059)	445,206	—	445,206
Total gains/(losses)	177,331	330,337	507,668	(15,422)	521,331	505,909	52,330	(397,597)	(345,267)
Deferred income tax and social contribution	(60,292)	—	(60,292)	5,243	—	5,243	(17,792)	—	(17,792)
Equity valuation adjustments	117,039	330,337	447,376	(10,179)	521,331	511,152	34,538	(397,597)	(363,059)

The amounts recognized in the year are as follows:

	December 31, 2021			December 31, 2020			December 31, 2019
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Cost of service, net	2,227	—	2,227	4,608	—	4,608	8,609	227,367	235,976
Interest cost rates	205,707	158,244	363,951	208,485	206,262	414,747	224,429	—	224,429
Expected return on the plan’s assets	(184,687)	—	(184,687)	(187,317)	—	(187,317)	(192,965)	—	(192,965)
Amount received from State of São Paulo (undisputed)	—	(91,657)	(91,657)	—	(95,452)	(95,452)	—	(97,300)	(97,300)
Total expenses	23,247	66,587	89,834	25,776	110,810	136,586	40,073	130,067	170,140

Obligations’ maturity:

	December 31, 2021
	G1 Plan	G0 Plan
Payment of benefits expected in 2022	198,074	179,875
Payment of benefits expected in 2023	188,437	173,944
Payment of benefits expected in 2024	178,787	167,140
Payment of benefits expected in 2025	169,738	159,604
Payment of benefits expected in 2026 or after	2,028,991	1,511,499
Total	2,764,027	2,192,062
Duration	11.63 years	9.24 years

Actuarial assumptions:

	December 31, 2021		December 31, 2020		December 31, 2019
	G1 Plan	G0 Plan	G1 Plan	G0 Plan	G1 Plan	G0 Plan
Discount rate – actual rate (NTN-B)	5.53% p.a.	5.26% p.a.	3.44% p.a.	3.07% p.a.	3.37% p.a.	3.36% p.a.
Inflation rate	3.00% p.a.	3.00% p.a.	3.25% p.a.	3.25% p.a.	3.5% p.a.	3.5% p.a.
Nominal rate of salary growth	5.06% p.a.	5.06% p.a	5.32% p.a.	5.32% p.a	5.57% p.a.	5.57% p.a
Mortality table	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000

Sensitivity analysis

Sensitivity analysis of the defined benefit pension plan as of December 31, 2021 regarding the changes in the main assumptions are:

Impact on the present value of the defined benefit obligations
Assumptions	Change in the assumption	G1	G0
Discount rate	Increase of 1.0%	Decrease of R$ 244,999	Decrease of R$ 158,221
	Decrease of 1.0%	Increase of R$ 289,735	Increase of R$ 180,948
Life expectation	Increase of 1 year	Increase of R$ 61,361	Increase of R$ 101,021
	Decrease of 1 year	Decrease of R$ 56,181	Decrease of R$ 90,081
Wage growth rate	Increase of 1.0%	Increase of R$ 19,402	Increase of R$ 227,529
	Decrease of 1.0%	Decrease of R$ 16,464	Decrease of R$ 202,363

(i)	G1 Plan

Managed by Sabesprev, the defined benefit plan (“G1 Plan”), closed to new adhesions since July 2010, receives similar contributions established in a plan of subsidy of actuarial study of Sabesprev, as follows:

0.99% of the portion of the salary of participation up to 20 salaries; and
8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.

The active participants as of December 31, 2021 totaled 2,930 (3,512 as of December 31, 2020), while inactive participants were 8,109 (7,580 as of December 31, 2020).

The contributions of the Company and participants of the G1 Plan in 2021 were R$ 35,368 (R$ 36,009 in 2020) and R$ 30,551 (R$ 36,608 in 2020), respectively. Of this amount, the Company and the participants’ payments corresponding to the actuarial deficit of the G1 pension plan totaled R$ 28,829 and R$ 23,609, respectively, in 2021 (R$ 26,326 and R$ 26,895, respectively, in 2020).

Estimated expenses for the comig year

2022
Cost of services, net	1,020
Interest costs	231,745
Net profitability on financial assets	(221,079)
Expenditures to be recognized by the employer	11,686

Plan’s assets

The plan’s investment policies and strategies are aim at getting consistent returns and reduce the risks associated to the utilization of financial assets available on the Capital Markets through diversification, considering factors, such as the liquidity needs and the long-term nature of the plan liability, types and availability of financial instruments in the local and international markets, general economic conditions and forecasts as well as requirements under the law. The plan's asset allocation management strategies are determined with the support of reports and analysis prepared by Sabesprev and independent financial advisors:

	December 31, 2021%		December 31, 2020%
Total fixed income	1,613,153	61.2	1,811,164	64.8
Total equities	261,665	9.9	311,958	11.2
Total structured investments	599,970	22.8	575,943	20.6
Other	159,639	6.1	94,862	3.4
Fair value of the plan’s assets	2,634,427	100	2,793,927	100

Restrictions with respect to asset portfolio investments, in the case of federal government securities:

i) instruments securitized by the National Treasury will not be permitted;

ii) derivative instruments must be used for hedge.

Restrictions with respect to asset portfolio investments, in the case of variable-income securities for internal management, are as follows:

i) day-trade operations will not be permitted;

ii) sale of uncovered share is prohibited;

iii) swap operations without guarantee are prohibited

iv) leverage will not be permitted, i.e., operations with derivatives representing leverage of asset or selling short, such operations cannot result in losses higher than invested amounts.

As of December 31, 2020, Sabesprev did not have financial assets issued by the Company in its own portfolio; however, said assets could have been part of the investment fund portfolio invested by the Foundation. The real estate held in the portfolio is not used by the Company.

(ii)       G0 Plan

Pursuant to State Law 4,819/1958, employees who started providing services prior to May 1974 and retired as an employee of the Company acquired a legal right to receive supplemental pension payments, which rights are referred as "G0 Plan ". The Company pays these supplemental benefits on behalf of the State of São Paulo and makes claims for reimbursements from the State Government, which are recorded as accounts receivable from related parties, limited to the amounts considered virtually certain that will be reimbursed by the State of São Paulo.

The number of active participants of Plan - Go as of December 31, 2021 was 8 (10 as of December 31, 2020). The number of beneficiaries, retirees and survivors as of December 31, 2021 was 1,794 (1,862 as of December 31, 2020).

Estimated expenses for 2022

2022

Interest cost rate	176,953
Expense to be recognized	176,953

(iii)       Sabesprev Mais Plan

As of December 31, 2021, this Defined Contribution Plan administered by Sabesprev had 9,463 active and assisted participants (9,587 as of December 31, 2020).

With respect to the Sabesprev Mais plan, the contributions from the sponsor represent 100% over the total basic contribution from the participants.

(iv)       VIVEST

Since December 31, 2019, the Sabesprev Mais Plan has not been accepting any new adhesions and, since January 1, 2020, new employees have the option to enroll in Fundação CESP’s Defined Contribution Plan (VIVEST), as well as those who did not enroll in the Sabesprev Mais Plan. As of December 31, 2021, it had 46 participants (24 participants as of December 31, 2020).

(v)       Reconciliation of expenses with pension obligations

	December 31, 2021	December 31, 2020	December 31, 2019

G1 Plan	23,247	25,776	40,073
G0 Plan	66,587	110,810	130,067
Sabesprev Mais Plan	22,406	21,700	22,461
VIVEST Plan	160	58	—
Subtotal	112,400	158,344	192,601
Expenses capitalized in assets	(4,118)	(4,904)	(6,022)
Other	5,527	5,841	8,040
Pension plan obligations (Note 29)	113,809	159,281	194,619